Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2025
Computer software – Point-of-sale system [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	10 years
Trademarks – brand name [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	6 years